FINANCING AND LOANS - Maturity Schedule (Details) R$ in Thousands	Dec. 31, 2017 BRL (R$)
FINANCING AND LOANS
Principal amount	R$ 650,000
Financing and loans	39,235,650
2019
FINANCING AND LOANS
Principal amount	4,546,527
2020
FINANCING AND LOANS
Principal amount	8,234,480
2021
FINANCING AND LOANS
Principal amount	4,191,258
2022
FINANCING AND LOANS
Principal amount	9,194,882
2023
FINANCING AND LOANS
Principal amount	3,165,340
After 2023
FINANCING AND LOANS
Principal amount	R$ 9,903,162